Distribution Date:	08/17/26	BBCMS Mortgage Trust 2023-C21
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Attention: Executive Vice President – Division Head	Fax Number: (888) 706-3565
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: General Counsel	compliance@3650REIT.com;
Mortgage Loan Detail (Part 2)	15-16			specialservicing@3650REIT.com
			2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Principal Prepayment Detail	17
		Trustee	Computershare Trust Company, N.A.
Historical Detail	18
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19			trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22			trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: Reporting	Reporting@belloakadvisors.com
Interest Shortfall Detail - Collateral Level	26		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Supplemental Notes	27	Directing Certificateholder	3650 Real Estate Investment Trust 2 LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05553WAA7	6.050000%	1,970,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05553WAB5	6.506344%	100,130,000.00	94,623,687.18	36,857.94	513,045.25	0.00	0.00	549,903.19	94,586,829.24	30.34%	30.00%
A-3	05553WAC3	6.506344%	59,700,000.00	59,700,000.00	0.00	323,690.63	0.00	0.00	323,690.63	59,700,000.00	30.34%	30.00%
A-5	05553WAE9	6.000000%	310,590,000.00	310,590,000.00	0.00	1,552,950.00	0.00	0.00	1,552,950.00	310,590,000.00	30.34%	30.00%
A-SB	05553WAF6	6.506344%	3,092,000.00	3,092,000.00	0.00	16,764.68	0.00	0.00	16,764.68	3,092,000.00	30.34%	30.00%
A-S	05553WAH2	6.506344%	84,058,000.00	84,058,000.00	0.00	455,758.58	0.00	0.00	455,758.58	84,058,000.00	17.82%	17.63%
B	05553WAJ8	6.506344%	29,718,000.00	29,718,000.00	0.00	161,129.62	0.00	0.00	161,129.62	29,718,000.00	13.40%	13.25%
C	05553WAK5	6.506344%	24,623,000.00	24,623,000.00	0.00	133,504.77	0.00	0.00	133,504.77	24,623,000.00	9.73%	9.63%
D-RR	05553WAM1	6.506344%	7,642,000.00	7,642,000.00	0.00	41,434.57	0.00	0.00	41,434.57	7,642,000.00	8.60%	8.50%
E-RR	05553WAP4	6.506344%	13,585,000.00	13,585,000.00	0.00	73,657.24	0.00	0.00	73,657.24	13,585,000.00	6.57%	6.50%
F-RR	05553WAR0	6.506344%	12,736,000.00	12,736,000.00	0.00	69,054.00	0.00	0.00	69,054.00	12,736,000.00	4.68%	4.63%
G-RR	05553WAT6	6.506344%	8,491,000.00	8,491,000.00	0.00	46,037.81	0.00	0.00	46,037.81	8,491,000.00	3.41%	3.38%
H-RR*	05553WAV1	6.506344%	22,925,690.00	22,925,690.00	0.00	26,770.68	0.00	0.00	26,770.68	22,925,690.00	0.00%	0.00%
R	05553WAY5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05553WAX7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			679,260,690.00	671,784,377.18	36,857.94	3,413,797.83	0.00	0.00	3,450,655.77	671,747,519.24

X-A	05553WAG4	0.336033%	475,482,000.00	468,005,687.18	0.00	131,054.59	0.00	0.00	131,054.59	467,968,829.24
Notional SubTotal			475,482,000.00	468,005,687.18	0.00	131,054.59	0.00	0.00	131,054.59	467,968,829.24

Deal Distribution Total					36,857.94	3,544,852.42	0.00	0.00	3,581,710.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05553WAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05553WAB5	945.00836093	0.36810087	5.12379157	0.00000000	0.00000000	0.00000000	0.00000000	5.49189244	944.64026006
A-3	05553WAC3	1,000.00000000	0.00000000	5.42195360	0.00000000	0.00000000	0.00000000	0.00000000	5.42195360	1,000.00000000
A-5	05553WAE9	1,000.00000000	0.00000000	5.00000000	0.00000000	0.00000000	0.00000000	0.00000000	5.00000000	1,000.00000000
A-SB	05553WAF6	1,000.00000000	0.00000000	5.42195343	0.00000000	0.00000000	0.00000000	0.00000000	5.42195343	1,000.00000000
A-S	05553WAH2	1,000.00000000	0.00000000	5.42195365	0.00000000	0.00000000	0.00000000	0.00000000	5.42195365	1,000.00000000
B	05553WAJ8	1,000.00000000	0.00000000	5.42195370	0.00000000	0.00000000	0.00000000	0.00000000	5.42195370	1,000.00000000
C	05553WAK5	1,000.00000000	0.00000000	5.42195386	0.00000000	0.00000000	0.00000000	0.00000000	5.42195386	1,000.00000000
D-RR	05553WAM1	1,000.00000000	0.00000000	5.42195368	0.00000000	0.00000000	0.00000000	0.00000000	5.42195368	1,000.00000000
E-RR	05553WAP4	1,000.00000000	0.00000000	5.42195363	0.00000000	0.00000000	0.00000000	0.00000000	5.42195363	1,000.00000000
F-RR	05553WAR0	1,000.00000000	0.00000000	5.42195352	0.00000000	0.00000000	0.00000000	0.00000000	5.42195352	1,000.00000000
G-RR	05553WAT6	1,000.00000000	0.00000000	5.42195383	0.00000000	0.00000000	0.00000000	0.00000000	5.42195383	1,000.00000000
H-RR	05553WAV1	1,000.00000000	0.00000000	1.16771534	4.25423837	20.07490243	0.00000000	0.00000000	1.16771534	1,000.00000000
R	05553WAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05553WAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05553WAG4	984.27634943	0.00000000	0.27562471	0.00000000	0.00000000	0.00000000	0.00000000	0.27562471	984.19883243

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	513,045.25	0.00	513,045.25	0.00	0.00	0.00	513,045.25	0.00
A-3	07/01/26 - 07/30/26	30	0.00	323,690.63	0.00	323,690.63	0.00	0.00	0.00	323,690.63	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,552,950.00	0.00	1,552,950.00	0.00	0.00	0.00	1,552,950.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	16,764.68	0.00	16,764.68	0.00	0.00	0.00	16,764.68	0.00
X-A	07/01/26 - 07/30/26	30	0.00	131,054.59	0.00	131,054.59	0.00	0.00	0.00	131,054.59	0.00
A-S	07/01/26 - 07/30/26	30	0.00	455,758.58	0.00	455,758.58	0.00	0.00	0.00	455,758.58	0.00
B	07/01/26 - 07/30/26	30	0.00	161,129.62	0.00	161,129.62	0.00	0.00	0.00	161,129.62	0.00
C	07/01/26 - 07/30/26	30	0.00	133,504.77	0.00	133,504.77	0.00	0.00	0.00	133,504.77	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	41,434.57	0.00	41,434.57	0.00	0.00	0.00	41,434.57	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	73,657.24	0.00	73,657.24	0.00	0.00	0.00	73,657.24	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	69,054.00	0.00	69,054.00	0.00	0.00	0.00	69,054.00	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	46,037.81	0.00	46,037.81	0.00	0.00	0.00	46,037.81	0.00
H-RR	07/01/26 - 07/30/26	30	360,743.71	124,302.03	0.00	124,302.03	97,531.35	0.00	0.00	26,770.68	460,230.99
Totals			360,743.71	3,642,383.77	0.00	3,642,383.77	97,531.35	0.00	0.00	3,544,852.42	460,230.99

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,581,710.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,653,516.40	Master Servicing Fee	1,996.66
Interest Reductions due to Nonrecoverability Determination	(92,558.90)	Certificate Administrator Fee	7,329.35
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	289.24
ARD Interest	0.00	Operating Advisor Fee	1,272.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,560,957.50	Total Fees	11,101.96

Principal		Expenses/Reimbursements
Scheduled Principal	36,857.94	Reimbursement for Interest on Advances	3.13
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	36,857.94	Total Expenses/Reimbursements	5,003.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,544,852.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	36,857.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,581,710.36
Total Funds Collected	3,597,815.44	Total Funds Distributed	3,597,815.45

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	671,784,377.66	671,784,377.66	Beginning Certificate Balance	671,784,377.18
(-) Scheduled Principal Collections	36,857.94	36,857.94	(-) Principal Distributions	36,857.94
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	671,747,519.72	671,747,519.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	671,784,377.66	671,784,377.66	Ending Certificate Balance	671,747,519.24
Ending Actual Collateral Balance	671,747,519.72	671,747,519.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.48)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.48)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	7	43,918,772.92	6.54%	72	5.9935	3.672119	1.39 or less	10	213,495,176.78	31.78%	61	7.3132	1.142274
10,000,000 to 19,999,999	18	249,786,874.03	37.18%	69	6.1167	2.376940	1.40 to 1.69	4	71,850,000.00	10.70%	69	6.0267	1.593013
20,000,000 to 29,999,999	9	221,007,622.77	32.90%	79	5.9691	2.321363	1.70 to 1.79	1	20,000,000.00	2.98%	72	5.0000	1.720000
30,000,000 to 49,999,999	3	97,034,250.00	14.45%	84	6.3512	2.351326	1.80 to 1.89	2	27,250,000.00	4.06%	76	5.8694	1.881009
50,000,000 to 64,999,999	1	60,000,000.00	8.93%	25	8.6000	1.350000	1.90 to 1.99	2	36,000,000.00	5.36%	82	6.4751	1.936111
65,000,000 or higher	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	4	83,204,326.92	12.39%	73	6.1003	2.081079
Totals	38	671,747,519.72	100.00%	71	6.3158	2.347908	2.50 or more	15	219,948,016.02	32.74%	77	5.6724	4.048053
							Totals	38	671,747,519.72	100.00%	71	6.3158	2.347908
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	307,148.08	0.05%	82	6.4530	6.710000	Oklahoma	5	8,631,832.75	1.28%	81	6.0380	2.324219
Arizona	3	3,197,807.86	0.48%	82	6.4530	6.710000	Oregon	5	13,082,572.24	1.95%	84	6.8650	2.353234
California	9	149,043,227.66	22.19%	78	5.5881	2.642802	Pennsylvania	8	21,577,060.41	3.21%	48	7.2248	2.955399
Colorado	1	468,153.13	0.07%	82	6.4530	6.710000	South Carolina	4	8,120,913.25	1.21%	84	6.4478	3.324635
Connecticut	1	2,206,946.40	0.33%	82	6.2265	1.930000	Tennessee	2	1,647,200.04	0.25%	83	6.3350	1.974534
Delaware	1	15,000,000.00	2.23%	69	4.8400	1.890000	Texas	10	44,920,470.81	6.69%	80	6.4283	1.608176
Florida	16	83,257,954.82	12.39%	75	5.9883	2.479239	Utah	1	1,648,488.98	0.25%	72	5.0000	1.720000
Georgia	7	17,274,561.78	2.57%	84	6.5583	2.136625	Virginia	1	211,567.70	0.03%	72	5.0000	1.720000
Idaho	1	1,652,194.80	0.25%	82	6.2265	1.930000	Washington	2	8,134,099.62	1.21%	84	6.9750	1.190000
Illinois	4	4,646,585.54	0.69%	82	6.2373	3.026991	Wisconsin	8	8,526,865.78	1.27%	83	6.5626	3.807638
Indiana	7	8,914,791.36	1.33%	84	6.6306	2.537393	Totals	152	671,747,519.72	100.00%	71	6.3158	2.347908
Kansas	2	3,318,449.06	0.49%	83	6.3123	1.965215
									Property Type³
Kentucky	1	2,807,735.67	0.42%	85	6.4457	2.020000
Louisiana	2	3,945,046.31	0.59%	85	6.4458	2.020000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	1	2,165,629.03	0.32%	85	6.4458	2.020000		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	5	67,403,716.47	10.03%	68	5.6803	1.834015	Industrial	35	89,951,511.01	13.39%	79	6.1305	1.620024
Michigan	9	37,116,884.98	5.53%	81	6.8118	2.503319	Lodging	3	70,268,762.44	10.46%	80	6.8145	1.785562
Mississippi	1	1,916,842.33	0.29%	85	6.4458	2.020000	Mixed Use	2	91,150,000.00	13.57%	56	6.7979	1.484114
Missouri	1	1,267,627.49	0.19%	85	6.4458	2.020000	Office	69	143,322,919.33	21.34%	60	6.0065	3.863827
Nevada	1	1,517,241.38	0.23%	84	6.9750	1.190000	Other	1	22,000,000.00	3.28%	25	8.6000	1.350000
New Jersey	3	19,686,023.33	2.93%	84	7.0182	2.098302	Retail	39	231,604,326.92	34.48%	80	5.9690	2.405571
New Mexico	1	1,741,506.93	0.26%	85	6.4458	2.020000	Self Storage	3	23,450,000.00	3.49%	84	6.8291	1.284264
New York	11	90,652,761.52	13.50%	32	7.6931	1.622606	Totals	152	671,747,519.72	100.00%	71	6.3158	2.347908
North Carolina	4	7,328,290.01	1.09%	85	6.4468	2.679462
Ohio	13	28,409,322.18	4.23%	81	6.2248	4.136724

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999 or less	4	59,700,000.00	8.89%	62	3.5935	2.604305	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000 to 5.50000	3	46,626,414.34	6.94%	70	4.8914	1.622585	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50001 to 5.99999	7	135,168,762.44	20.12%	79	5.6678	2.483708	25 months or greater	38	671,747,519.72	100.00%	71	6.3158	2.347908
	6.00000 to 6.99999	16	284,402,342.94	42.34%	80	6.6173	2.896354	Totals	38	671,747,519.72	100.00%	71	6.3158	2.347908
	7.00000 to 7.49999	5	59,100,000.00	8.80%	69	7.2939	1.430321
	7.50000 or greater	3	86,750,000.00	12.91%	34	8.3093	1.176801
	Totals	38	671,747,519.72	100.00%	71	6.3158	2.347908
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	90 months or less	38	671,747,519.72	100.00%	71	6.3158	2.347908	Interest Only	35	619,752,342.94	92.26%	70	6.3207	2.453325
91 months to 105 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	3	51,995,176.78	7.74%	76	6.2567	1.091400
106 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	38	671,747,519.72	100.00%	71	6.3158	2.347908
	Totals	38	671,747,519.72	100.00%	71	6.3158	2.347908
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	37	657,497,519.72	97.88%	70	6.2892	2.397711			No outstanding loans in this group
	13 months to 24 months	1	14,250,000.00	2.12%	85	7.5430	0.050000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	671,747,519.72	100.00%	71	6.3158	2.347908
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2	30321864	OF	Various	Various	Actual/360	6.453%	152,463.58	0.00	0.00	N/A	06/06/33	--	27,437,545.85	27,437,545.85	08/06/26
1A3	30321865				Actual/360	6.453%	101,642.39	0.00	0.00	N/A	06/06/33	--	18,291,697.25	18,291,697.25	08/06/26
1A4	30321866				Actual/360	6.453%	50,821.19	0.00	0.00	N/A	06/06/33	--	9,145,848.61	9,145,848.61	08/06/26
1A5	30321867				Actual/360	6.453%	25,410.60	0.00	0.00	N/A	06/06/33	--	4,572,924.31	4,572,924.31	08/06/26
2A3-6	30321868	RT	San Diego	CA	Actual/360	5.730%	61,677.08	0.00	0.00	N/A	06/01/33	--	12,500,000.00	12,500,000.00	08/01/26
2A4-1	30321869				Actual/360	5.730%	172,695.83	0.00	0.00	N/A	06/01/33	--	35,000,000.00	35,000,000.00	08/01/26
2A4-4	30321870				Actual/360	5.730%	49,341.67	0.00	0.00	N/A	06/01/33	--	10,000,000.00	10,000,000.00	08/01/26
2A4-6	30321871				Actual/360	5.730%	24,670.83	0.00	0.00	N/A	06/01/33	--	5,000,000.00	5,000,000.00	08/01/26
3A2	30510048	RT	Various	Various	Actual/360	6.446%	177,806.33	0.00	0.00	N/A	09/06/33	--	32,034,250.00	32,034,250.00	08/06/26
3A9	30510055				Actual/360	6.446%	164,128.92	0.00	0.00	N/A	09/06/33	--	29,570,076.92	29,570,076.92	08/06/26
4A1	30509973	Various New York		NY	Actual/360	8.600%	444,333.33	0.00	0.00	N/A	09/06/28	--	60,000,000.00	60,000,000.00	08/06/26
5A1	30510002	RT	Various	Various	Actual/360	6.975%	180,187.50	0.00	0.00	N/A	08/06/33	--	30,000,000.00	30,000,000.00	08/06/26
5A2	30510003				Actual/360	6.975%	150,156.25	0.00	0.00	N/A	08/06/33	--	25,000,000.00	25,000,000.00	08/06/26
6A19	30321872	MU	Cambridge	MA	Actual/360	5.510%	118,607.29	0.00	0.00	02/10/33	02/10/38	02/10/33	25,000,000.00	25,000,000.00	08/10/26
6A20	30321873				Actual/360	5.510%	133,551.81	0.00	0.00	02/10/33	02/10/38	02/10/33	28,150,000.00	28,150,000.00	08/10/26
7A1-B	30509364	RT	La Habra	CA	Actual/360	3.700%	63,722.22	0.00	0.00	N/A	12/05/31	--	20,000,000.00	20,000,000.00	08/05/26
7A3-C	30509368				Actual/360	3.700%	47,791.67	0.00	0.00	N/A	12/05/31	--	15,000,000.00	15,000,000.00	08/05/26
8A5-2	30509962	LO	Miami Beach	FL	Actual/360	6.990%	29,493.92	0.00	0.00	N/A	06/01/33	--	4,900,000.00	4,900,000.00	08/01/26
8A6	30509784				Actual/360	6.990%	90,287.50	0.00	0.00	N/A	06/01/33	--	15,000,000.00	15,000,000.00	08/01/26
8A7	30509785				Actual/360	6.990%	60,191.67	0.00	0.00	N/A	06/01/33	--	10,000,000.00	10,000,000.00	08/01/26
9A2	30509798	IN	Various	Various	Actual/360	6.226%	134,042.71	0.00	0.00	N/A	06/06/33	--	25,000,000.00	25,000,000.00	08/06/26
10	30510026	LO	Austin	TX	Actual/360	7.419%	133,201.96	0.00	0.00	N/A	09/06/33	--	20,850,000.00	20,850,000.00	08/06/26
11A1	30509193	Various Various		Various	Actual/360	5.000%	86,111.11	0.00	0.00	N/A	08/05/32	--	20,000,000.00	20,000,000.00	08/05/26
12A4	30509363	LO	Sarasota	FL	Actual/360	5.900%	99,264.53	19,362.77	0.00	N/A	08/05/32	--	19,538,125.21	19,518,762.44	08/05/26
13A1-4	30530246	RT	Auburn Hills	MI	Actual/360	6.521%	98,267.85	0.00	0.00	N/A	02/01/33	--	17,500,000.00	17,500,000.00	08/01/26
14	30321874	SS	Various	Various	Actual/360	6.800%	101,008.33	0.00	0.00	N/A	08/06/33	--	17,250,000.00	17,250,000.00	08/06/26
15A2	30508057	OF	Plantation	FL	Actual/360	3.415%	45,874.83	0.00	0.00	N/A	05/05/31	--	15,600,000.00	15,600,000.00	08/05/26
16A2-3	30321875	OF	New York	NY	Actual/360	7.440%	64,066.67	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16A2-7	30321876				Actual/360	7.440%	32,033.33	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	08/06/26
17A3	30509483	OF	Wilmington	DE	Actual/360	4.840%	62,516.67	0.00	0.00	N/A	05/05/32	--	15,000,000.00	15,000,000.00	08/05/26
18	30510064	IN	Various	Various	Actual/360	7.543%	0.00	0.00	0.00	N/A	09/06/33	--	14,250,000.00	14,250,000.00	11/06/24
19A5-2	30509977	OF	Boston	MA	Actual/360	6.298%	67,790.97	0.00	0.00	N/A	07/06/28	--	12,500,000.00	12,500,000.00	08/06/26
20A7	30321877	OF	Philadelphia	PA	Actual/360	7.787%	83,823.78	0.00	0.00	N/A	06/06/28	--	12,500,000.00	12,500,000.00	08/06/26
21	30510028	IN	Whippany	NJ	Actual/360	7.130%	75,211.60	0.00	0.00	N/A	09/06/33	--	12,250,000.00	12,250,000.00	08/06/26
22A2	30321467	OF	Houston	TX	Actual/360	4.771%	47,837.39	17,495.17	0.00	N/A	04/06/32	--	11,643,909.51	11,626,414.34	08/06/26
23A5-2	30509854	IN	Fremont	CA	Actual/360	7.040%	66,684.44	0.00	0.00	N/A	06/06/33	--	11,000,000.00	11,000,000.00	08/06/26
24A1	30508109	IN	Hauppauge	NY	Actual/360	3.490%	27,348.03	0.00	0.00	N/A	12/05/31	--	9,100,000.00	9,100,000.00	08/05/26
25	30510001	SS	Hackensack	NJ	Actual/360	6.910%	36,891.72	0.00	0.00	N/A	08/06/33	--	6,200,000.00	6,200,000.00	08/06/26
Totals							3,560,957.50	36,857.94	0.00				671,784,377.66	671,747,519.72
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	26,170,480.00	26,296,292.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	26,170,480.00	26,296,292.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	26,170,480.00	26,296,292.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	26,170,480.00	26,296,292.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3-6	98,434,993.01	97,127,352.97	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-1	98,434,993.01	97,127,352.97	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-4	98,434,993.01	97,127,352.97	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-6	98,434,993.01	97,127,352.97	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	19,889,926.94	9,095,624.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A9	19,889,926.94	9,095,624.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	10,634,278.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	11,634,212.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	11,634,212.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A19	46,986,745.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A20	46,986,745.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-B	8,168,483.87	9,510,043.93	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3-C	8,168,483.87	9,510,043.93	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A5-2	28,853,702.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A6	28,853,702.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A7	28,853,702.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	15,388,087.45	3,912,918.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,163,984.87	433,224.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	8,375,409.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	5,789,135.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-4	32,033,208.48	8,445,843.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,404,751.47	778,158.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	4,602,544.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2-3	30,496,753.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16A2-7	30,496,753.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A3	8,069,780.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	57,311.60	0.00	--	--	07/23/25	0.00	0.00	(223.82)	1,540,147.12	443,248.64	0.00
19A5-2	67,875,050.24	16,962,316.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20A7	24,842,071.00	7,799,816.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,685,345.01	1,751,993.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	9,205,529.83	7,760,705.74	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23A5-2	24,459,835.54	24,879,479.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24A1	1,497,578.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	614,966.01	183,648.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,038,034,112.45	603,814,022.83				0.00	0.00	(223.82)	1,540,147.12	443,248.64	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	14,250,000.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315759%	6.296514%	71
07/17/26	0	0.00	0	0.00	1	14,250,000.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315707%	6.296462%	72
06/17/26	0	0.00	0	0.00	1	14,250,000.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315649%	6.296405%	73
05/15/26	0	0.00	0	0.00	1	14,250,000.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315598%	6.296353%	74
04/17/26	0	0.00	0	0.00	1	14,250,000.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315541%	6.296296%	75
03/17/26	0	0.00	1	20,000,000.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315489%	6.296245%	76
02/18/26	1	20,000,000.00	0	0.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315422%	6.296177%	77
01/16/26	0	0.00	0	0.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315371%	6.296127%	78
12/17/25	0	0.00	0	0.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315321%	6.296076%	79
11/18/25	0	0.00	0	0.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315265%	6.296021%	80
10/20/25	0	0.00	0	0.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315215%	6.295971%	81
09/17/25	0	0.00	0	0.00	1	14,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315159%	6.295915%	82
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	30510064	11/06/24	20	6	(223.82)	1,540,147.12	1,763,023.48	14,250,000.00	03/04/25	2		10/09/25
Totals					(223.82)	1,540,147.12	1,763,023.48	14,250,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		40,000,000	40,000,000	0		0
25 - 36 Months		60,000,000	60,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		15,600,000	15,600,000	0		0
> 60 Months		556,147,520	541,897,520	0		14,250,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	671,747,520	657,497,520	0	0	0	14,250,000
Jul-26	671,784,378	657,534,378	0	0	14,250,000	0
Jun-26	671,825,795	657,575,795	0	0	14,250,000	0
May-26	671,862,292	657,612,292	0	0	14,250,000	0
Apr-26	671,903,362	657,653,362	0	0	14,250,000	0
Mar-26	671,939,503	637,689,503	0	20,000,000	14,250,000	0
Feb-26	671,989,736	637,739,736	20,000,000	0	14,250,000	0
Jan-26	672,025,478	657,775,478	0	0	14,250,000	0
Dec-25	672,061,054	657,811,054	0	0	14,250,000	0
Nov-25	672,101,238	657,851,238	0	0	14,250,000	0
Oct-25	672,136,466	657,886,466	0	0	14,250,000	0
Sep-25	672,176,313	657,926,313	0	0	14,250,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	30510064	14,250,000.00	14,250,000.00	22,010,000.00	--	57,311.60	0.05000	06/30/25	09/06/33	I/O
Totals		14,250,000.00	14,250,000.00	22,010,000.00		57,311.60

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	30510064	IN	Various	03/04/25	2

8/11/2026 - The loan transferred to Special Servicing due to payment default. A Notice of Default and Notice of Acceleration were sent to Borrower. Lender''s counsel has commenced enforcement proceedings, with a foreclosure filed on 10/9/25 and a receiver appointed as of 10/28/25. The receiver is currently overseeing the collateral and enforcing the leases, while foreclosure continues. The Special Servicer will continue to dual track discussions with the borrower while evaluating all potential resolution s to maximize recovery to the trust.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	92,558.90	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.13	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	92,558.90	3.13	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		97,562.03

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Supplemental Notes
None

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